The merger and basis of presentation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended			0 Months Ended
	Jun. 03, 2008	Oct. 29, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 03, 2008 Old Arno	Jun. 02, 2008 Old Arno	Jun. 03, 2008 Laurier International Inc
Mergers Acquisitions And Dispositions Disclosures [Line Items]
Shares issuable prior to merger ratio						$ 0.24922
Shares issued in merger						201,470		2,411,410
Common stock issued prior to merger			4,932,200	4,545,618	4,538,117			137,525
Common stock outstanding prior to merger			4,932,200	4,545,618	4,538,117			137,525
Ownership interest						95.00%
Gross proceeds private placement							$ 17,732,000
Number of common stock sold to selected accredited investor			8,413,354				461,487
Number of shares issued in business combination							920,087
Notes interest rate						6.00%
Number of shares issued on conversion of 6% notes	245,292	300,000				123,030
Number of securities called by warrants	24,523		13,598,752	13,813,396		12,301
Per share exercise price of warrant	19.36		2.40			38.64
Warrant expiration term						5 years
Accumulated deficit	$ 120,538